Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and December 31, 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common collective trusts	$5,547,791,181	—	—	$5,547,791,181
Cash equivalents	21,041,877	—	—	21,041,877
Mutual funds	234,860,058	—	—	234,860,058
Parent Company common stock	228,264,940	—	—	228,264,940
Total investments at fair value	$6,031,958,056	—	—	$6,031,958,056

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common collective trusts	$4,863,355,623	—	—	$4,863,355,623
Cash equivalents	14,576,829	—	—	14,576,829
Mutual funds	201,558,912	—	—	201,558,912
Parent Company common stock	309,098,578	—	—	309,098,578
Total investments at fair value	$5,388,589,942	—	—	$5,388,589,942